						Exhibit 99.1

Semi-Annual Servicer’s Certificate
AEP Texas Central Company, as Servicer
AEP Texas Central Transition Funding II LLC

Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement dated as of October 11, 2006
(the "Agreement") between AEP Texas Central Company, as Servicer and AEP Texas Central Transition Funding II LLC,
as Note Issuer, the Servicer does hereby certify as follows:

Capitalized terms used herein have their respective meanings as set forth in the Agreement.
References herein to certain sections and subsections are references to the respective sections of the Agreement.

		Collection Periods:	Jan-2009 to Jun-2009
		Payment Date:	07/01/2009

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

	i.	Remittances for the 01/09 Collection Period				11,894,384.00
	ii.	Remittances for the 02/09 Collection Period				10,925,395.34
	iii.	Remittances for the 03/09 Collection Period				11,198,817.65
	iv.	Remittances for the 04/09 Collection Period				13,690,505.78
	v.	Remittances for the 05/09 Collection Period				11,881,923.49
	vi.	Remittances for the 06/09 Collection Period (1)				13,691,110.03
	vii.	Investment Earnings on Collection Account
		viii.	Investment Earnings on Capital Subaccount			20,308.65
		ix.	Investment Earnings on Excess Funds Subaccount			9,293.33
		x.	Investment Earnings on General Subaccount (2)			102,187.90
	xi.	General Subaccount Balance (sum of i through x above)				73,413,926.17

	xii.	Excess Funds Subaccount Balance as of Prior Payment Date				1,567,168.74
	xiii.	Capital Subaccount Balance as of Prior Payment Date				8,698,500.00
	xiv.	Collection Account Balance (sum of xii through xiii above)				83,679,594.91

	(1) June remittances include the previous year's true-up, which will be settled on July 24, 2009.
	(2) Includes earning of $10.54 in the Collection Account due to application of the two REP deposits exiting
	the market in August 2008.

2.	Outstanding Amounts as of Prior Payment Date:

		Series 2006-1
	i.	Class A-1 Outstanding Amount				66,753,041.00
	ii.	Class A-2 Outstanding Amount				341,000,000.00
	iii.	Class A-3 Outstanding Amount				250,000,000.00
	iv.	Class A-4 Outstanding Amount				437,000,000.00
	v.	Class A-5 Outstanding Amount				494,700,000.00
	vi.	Aggregate Outstanding Amount of all Series 2006-1 Notes				1,589,453,041.00

		{Add Other Series as applicable}

	vii.	Aggregate Outstanding Amount of all Notes				1,589,453,041.00

3.	Required Funding/Payments as of Current Payment Date:

						Principal
		Series 2006-1 Principal				Due
	i.	Class A-1				33,495,271.00
	ii.	Class A-2				0.00
	iii.	Class A-3				0.00
	iv.	Class A-4				0.00
	v.	Class A-5				0.00
	vi.	For all Series 2006-1 Notes				33,495,271.00

		{Add Other Series as applicable}

			Note Interest	Days in Interest	Principal
	Series 2006-1 Interest		Rate	Period (1)	Balance	Interest Due
	vii.	Class A-1	4.98%	180	66,753,041.00	1,662,150.72
	viii.	Class A-2	4.98%	180	341,000,000.00	8,490,900.00
	ix.	Class A-3	5.09%	180	250,000,000.00	6,362,500.00
	x.	Class A-4	5.17%	180	437,000,000.00	11,296,450.00
	xi.	Class A-5	5.31%	180	494,700,000.00	13,125,133.05
	xii.	For all Series 2006-1 Notes				40,937,133.77

		{Add Other Series as applicable}
					Required Level	Funding Required

	xiii.	Capital Subaccount			8,698,500.00	0.00
					8,698,500.00	0.00

Notes:
1. On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

	i.	Trustee Fees and Expenses				0.00
	ii.	Servicing Fee				434,925.00
	iii.	Administration Fee				50,000.00
	iv.	Operating Expenses				28,934.42
	v.	Semi-Annual Interest (including any past-due for prior periods)				40,937,133.77
					Per $1000 of Original
		Series 2006-1		Aggregate	Principal Amount

	1.	Class A-1 Interest Payment		1,662,150.72	$24.9000
	2.	Class A-2 Interest Payment		8,490,900.00	$24.9000
	3.	Class A-3 Interest Payment		6,362,500.00	$25.4500
	4.	Class A-4 Interest Payment		11,296,450.00	$25.8500
	5.	Class A-5 Interest Payment		13,125,133.05	$26.5315
				40,937,133.77
		{Add Other Series as applicable}

	vi.	Principal Due and Payable as a Result of Event of Default or on Final Maturity Date				0.00

					Per $1000 of Original
		Series 2006-1		Aggregate	Principal Amount

	1.	Class A-1 Principal Payment		0.00	$0.0000
	2.	Class A-2 Principal Payment		0.00	$0.0000
	3.	Class A-3 Principal Payment		0.00	$0.0000
	4.	Class A-4 Principal Payment		0.00	$0.0000
	5.	Class A-5 Principal Payment		0.00	$0.0000
				0.00
		{Add Other Series as Applicable}

	vii.	Semi-Annual Principal				33,495,271.00
					Per $1000 of Original
		Series 2006-1		Aggregate	Principal Amount

	1.	Class A-1 Principal Payment		33,495,271.00	$501.7790
	2.	Class A-2 Principal Payment		0.00	$0.0000
	3.	Class A-3 Principal Payment		0.00	$0.0000
	4.	Class A-4 Principal Payment		0.00	$0.0000
	5.	Class A-5 Principal Payment		0.00	$0.0000
				33,495,271.00
		{Add Other Series as Applicable}

	viii.	Funding of Capital Subaccount (to required level)				8,698,500.00
	ix.	Investment Earnings on Capital Subaccount Released to Note Issuer				20,308.65
	x.	Deposit to Excess Funds Subaccount				14,522.07
	xi.	Released to Note Issuer upon Retirement of all Notes				0.00
	xii.	Aggregate Remittances as of Current Payment Date				83,679,594.91

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect
	to payments to be made on such Payment Date):

		Series 2006-1

	i.	Class A-1 Outstanding Amount				33,257,770.00
	ii.	Class A-2 Outstanding Amount				341,000,000.00
	iii.	Class A-3 Outstanding Amount				250,000,000.00
	iv.	Class A-4 Outstanding Amount				437,000,000.00
	v.	Class A-5 Outstanding Amount				494,700,000.00
	vi.	Aggregate Outstanding Amount of all Series 2006-1 Notes				1,555,957,770.00

		{Add Other Series as applicable}

	vii.	Aggregate Outstanding Amount of all Notes				1,555,957,770.00

	viii.	Excess Funds Subaccount Balance				14,522.07
	x.	Capital Subaccount Balance				8,698,500.00
	xi.	Aggregate Collection Account Balance				8,713,022.07

6.	Subaccount Withdrawals as of Current Payment Date
	(if applicable, pursuant to Section 8.02(e) of Indenture):

	i.	Excess Funds Subaccount				1,576,462.07
	iii.	Capital Subaccount				8,718,808.65
	iv.	Total Withdrawals				10,295,270.72

7.	Shortfalls In Interest and Principal Payments as of Current Payment Date:					0.00

	i.	Semi-annual Interest

		Series 2006-1

	1.	Class A-1 Interest Payment				0.00
	2.	Class A-2 Interest Payment				0.00
	3.	Class A-3 Interest Payment				0.00
	4.	Class A-4 Interest Payment				0.00
	5.	Class A-5 Interest Payment				0.00
						0.00
		{Add Other Series as Applicable}

	ii.	Semi-annual Principal				0.00

		Series 2006-1

	1.	Class A-1 Principal Payment				0.00
	2.	Class A-2 Principal Payment				0.00
	3.	Class A-3 Principal Payment				0.00
	4.	Class A-4 Principal Payment				0.00
	5.	Class A-5 Principal Payment				0.00
						0.00
		{Add Other Series as Applicable}

8	Shortfalls in Required Subaccount Levels as of Current Payment Date:

	ii.	Capital Subaccount				0.00
						0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semi-Annual
Servicer’s Certificate this 30th day of June, 2009.

AEP TEXAS CENTRAL COMPANY, as Servicer

By:	/s/ Charles E. Zebula
Name:	Charles E. Zebula
Title:	Treasurer